Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 60,494	$ 10,669	$ 42,311	$ 45,655
Short-term investments	98,411	24,978	3,174
Accounts receivable	4,292	3,196	2,675
Amounts due from related parties	127	2,158	726
Prepayments and other current assets	8,983	6,296	8,973
Property and equipment, net	6,427	7,938	6,419
Long-term prepayments	2,352	1,146	1,661
Total assets	333,341	56,456	65,994
Accounts payable	8,309	11,139	19,875
Deferred revenues	55,099	28,955	15,399
Customer advances and deposits	21,369	11,040	3,813
Taxes payable	2,264	1,877	1,096
Salary and welfare payable	17,962	12,413	8,219
Accrued expenses and other current liabilities	8,055	3,579	1,614
Total liabilities	113,058	69,003	50,016
Revenues	145,747	87,122	41,534
Net income/(loss)	19,557	(30,401)	(83,402)
Cash flows from operating activities	66,304	(4,728)	(50,323)
Cash flows from investing activities	(230,046)	(27,153)	(10,455)
Cash flows from financing activities	213,343	253	57,110
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	4,741	2,077	3,447
Short-term investments	14,762	13,841	3,174
Accounts receivable	1,622	467	2,675
Amounts due from related parties	73	2,152	726
Prepayments and other current assets	5,766	2,234	6,904
Property and equipment, net	2,362	4,529	5,603
Long-term prepayments	674	769	1,716
Total assets	30,000	26,069	24,245
Accounts payable	1,123	307	19,706
Deferred revenues	42,942	27,751	15,399
Customer advances and deposits	5,670	4,710	3,813
Taxes payable	1,751	1,872	936
Salary and welfare payable	8,471	7,165	6,646
Inter-company payable	40,565	61,486	66,314
Accrued expenses and other current liabilities	2,181	1,090	1,076
Total liabilities	102,703	104,381	113,890
Revenues	72,427	68,867	41,325
Net income/(loss)	8,473	10,032	(74,246)
Cash flows from operating activities	4,116	(22,792)	(51,243)
Cash flows from investing activities	(1,555)	(12,674)	(10,343)
Cash flows from financing activities		$ 34,111	$ 63,101